Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Debt Disclosure [Abstract]
Long-term debt outstanding	$ 0	$ 0	$ 18,000